Vessels in Operation (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 29, 2020 USD ($)	Feb. 21, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	May 28, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Sep. 09, 2019 USD ($)	Oct. 09, 2019 USD ($)	Dec. 12, 2019 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Vessel impairment losses						$ 8,497	$ 0
Number of unencumbered vessels						5
Assets held for sale			$ 7,096			$ 7,096					$ 0
Vessels in operation			1,147,214			1,147,214					1,155,586
GSL Matisse And Utrillo [Member]
Property, Plant and Equipment [Line Items]
Vessel impairment losses			912	$ 7,585		8,497
Assets held for sale			7,096			$ 7,096
Disposal Group, Including Discontinued Operation, Consideration				$ 7,355
Disposal Date						Jul. 31, 2020
GSL Matisse And Utrillo [Member] | Unamortized Drydocking Costs [Member]
Property, Plant and Equipment [Line Items]
Vessels in operation			$ 38			$ 38
GSL Nicoletta [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date						Feb. 21, 2020
Year built						2002
Capacity in TEUs						6,840
Vessel acquisition cost		$ 13,000
GSL Christen [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date						Jan. 29, 2020
Year built						2002
Capacity in TEUs						6,840
Vessel acquisition cost	$ 13,000
GSL Vinia [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date						Dec. 12, 2019
Year built						2004
Capacity in TEUs						6,080
Vessel acquisition cost										$ 12,250
GSL Christel Elizabeth [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date						Dec. 12, 2019
Year built						2004
Capacity in TEUs						6,080
Vessel acquisition cost										$ 12,250
GSL Kalliopi [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date						Oct. 09, 2019
Year built						2004
Capacity in TEUs						7,847
Vessel acquisition cost									$ 15,000
GSL Grania [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date						Sep. 09, 2019
Year built						2004
Capacity in TEUs						7,847
Vessel acquisition cost								$ 15,000
GSL Eleni [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date						May 28, 2019
Year built						2004
Capacity in TEUs						7,847
Vessel acquisition cost					$ 18,500
Scrubbers And Ballast Water Treatments [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition cost						$ 10,073					$ 10,791
Hayfin Secured Term Loan Facility [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral						1
$37.0 Million Hellenic Senior Secured Credit Facility [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral						5
Loan Facilities of Poseidon Fleet [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral						16
2022 Notes [Member] | Citi Super Senior Term Loan [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral						18